Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 95.8%

BRAZIL — 11.0%
B3 SA — Brasil Bolsa Balcao	7,300	$18,311
Banco Bradesco SA ADR	2,757	9,319
Centrais Eletricas Brasileiras SA	1,800	17,762
Lojas Renner SA	2,500	7,037
MercadoLibre, Inc. *	18	42,065
Natura Cosmeticos SA *	2,800	4,924
NU Holdings Ltd., Class A *	1,333	21,341
Petroleo Brasileiro SA - Petrobras ADR	1,035	13,103
Raia Drogasil SA	700	2,415
WEG SA	700	4,799
		141,076
CHILE — 2.1%
Lundin Mining Corp.	715	10,666
Sociedad Quimica y Minera de Chile SA ADR *	383	16,461
		27,127
CONGO (DEMOCRATIC REPUBLIC) — 0.7%
Ivanhoe Mines Ltd., Class A *	892	9,460

INDIA — 14.4%
Axis Bank Ltd.	1,897	24,167
Cholamandalam Investment and Finance Co., Ltd.	392	7,103
Delhivery Ltd. *	2,161	10,951
Eicher Motors Ltd.	96	7,580
Escorts Kubota Ltd.	178	6,908
HDFC Life Insurance Co., Ltd.	2,130	18,139
Hyundai Motor India Ltd.	104	3,026
ICICI Bank Ltd.	963	14,594
Kotak Mahindra Bank Ltd.	598	13,408
PB Fintech Ltd. *	316	6,061
Reliance Industries Ltd.	2,439	37,462
Samvardhana Motherson International Ltd.	8,491	10,112
Tata Consultancy Services Ltd.	423	13,768
UltraTech Cement Ltd.	79	10,878
		184,157
INDONESIA — 1.3%
Bank Mandiri Persero Tbk PT	17,800	4,704
Bank Rakyat Indonesia Persero Tbk PT	49,200	11,532
		16,236
KAZAKHSTAN — 0.5%
Kaspi.KZ JSC ADR	78	6,371

MEXICO — 3.8%
BBB Foods, Inc., Class A *	315	8,493
Fomento Economico Mexicano SAB de CV ADR	149	14,696
Grupo Financiero Banorte SAB de CV, Class O	1,643	16,501
Wal-Mart de Mexico SAB de CV	2,940	9,083
		48,773
PANAMA — 0.7%
Copa Holdings SA, Class A	72	8,555

PERU — 1.3%
Credicorp Ltd.	61	16,243

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
POLAND — 0.9%
Allegro.eu SA *	1,190	$11,676

RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	9,400	0
GMK Norilskiy Nickel PAO ADR *(b)	6	0
Moscow Exchange MICEX-RTS PJSC *(b)	2,760	0
Sberbank of Russia PJSC *(b)	5,512	0
		0
SAUDI ARABIA — 0.5%
Saudi Tadawul Group Holding Co.	118	6,482

SINGAPORE — 4.3%
Grab Holdings Ltd., Class A *	2,480	14,930
Sea Ltd. ADR *	221	39,499
		54,429
SOUTH AFRICA — 7.2%
E Media Holdings Ltd.	263	27
FirstRand Ltd.	1,342	6,034
Impala Platinum Holdings Ltd.	2,363	30,135
Naspers Ltd., N Shares	137	49,782
Remgro Ltd.	626	6,080
		92,058
SOUTH KOREA — 13.1%
Coupang, Inc. *	554	17,839
Hyundai Glovis Co., Ltd.	93	10,971
Hyundai Motor Co.	103	15,790
NCSoft Corp.	26	4,006
Samsung Electronics Co., Ltd.	1,093	65,526
SK Hynix, Inc.	211	52,306
		166,438
TAIWAN — 27.1%
Accton Technology Corp.	1,000	34,581
E Ink Holdings, Inc.	1,000	7,945
MediaTek, Inc.	1,000	43,370
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	260,627
		346,523
THAILAND — 2.7%
Fabrinet *	48	17,502
SCB X PCL	2,000	7,935
Valeura Energy, Inc. *	1,750	9,079
		34,516
UNITED STATES — 0.2%
Globant SA *	49	2,812

VIETNAM — 1.0%
FPT Corp.	1,500	5,283
Mobile World Investment Corp.	2,400	7,067
		12,350

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
ZAMBIA — 3.0%
First Quantum Minerals Ltd. *	1,669	$37,752

Total Common Stocks
(cost $952,894)		1,223,034

PREFERRED STOCKS — 2.6%

BRAZIL — 0.6%
Petroleo Brasileiro SA - Petrobras ADR 9.23%	550	6,501
Raizen SA 0.98% *	9,700	1,859
		8,360
SOUTH KOREA — 2.0%
Samsung Electronics Co., Ltd. 2.20%	530	25,154

Total Preferred Stocks
(cost $40,663)		33,514

TOTAL INVESTMENTS — 98.4%
(cost $993,557)		$1,256,548
Other assets less liabilities — 1.6%		20,987
NET ASSETS — 100.0%		$1,277,535

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.
ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$409,607	$813,427	$0	$1,223,034
Preferred Stocks**	8,360	25,154	—	33,514
Total	$417,967	$838,581	$0	$1,256,548

**	Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended September 30, 2025.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the year to September 30, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.